ADVANCED SERIES TRUST

AST Small-Cap Growth Portfolio

Supplement dated June 13, 2024 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) and the Summary Prospectus relating to the AST Small-Cap Growth Portfolio, (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Mr. David Sullivan is added as portfolio manager of the Portfolio.

To reflect the change, the Trust’s Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby revised as follows effective immediately:

I.	The table in the section of the Summary Prospectus and Prospectus entitled “Summary: AST Small Cap Growth Portfolio
– Management of the Portfolio,” are hereby revised by adding the following information with respect to Mr. Sullivan:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date

PGIM Investments	UBS Asset	David Sullivan	Co-Portfolio Manager	May 2024
LLC; AST Investment	Management
Services, Inc.	(Americas) LLC
II.	The following is hereby added after the last paragraph in the section of the Prospectus entitled “HOW THE TRUST IS

MANAGED – Portfolio Manager – AST Small-Cap Growth Portfolio – UBS Asset Management (Americas) LLC (UBS):”

David Sullivan is a Co-Portfolio Manager of the US Small Cap Growth and Future Leaders Small Cap strategies and an Executive Director at UBS Asset Management. Previously, Mr. Sullivan served as Head of Business for Growth Equities. Mr. Sullivan joined UBS Asset Management in 2002 and has been a portfolio manager of the Fund since May 2024.

III.The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Small-Cap Growth Portfolio” is hereby revised by adding the following information with respect to Mr. Sullivan:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
UBS Asset	David Sullivan	$136	$401	$353**	0
Management
(Americas) LLC
(UBS)

*Information as of April 30, 2024.

**1 account with a total of approximately $219 million has an advisory fee based on the performance of the account.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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